COMMITMENTS (Details) $ in Thousands	Dec. 31, 2024 ARS ($)
Disclosure of commitments [line items]
Contractual commitments to purchase slag, estimated undiscounted future cash flows	$ 7,479,441
Contractual commitment to purchase limestone	69,600
Provision of natural gas commitment	55,080
Electrical energy consumption commitment annual payment	102,280
2025
Disclosure of commitments [line items]
Provision of natural gas commitment	31,810
2026
Disclosure of commitments [line items]
Provision of natural gas commitment	17,668
2027
Disclosure of commitments [line items]
Provision of natural gas commitment	5,602,000
2028
Disclosure of commitments [line items]
Electrical energy consumption commitment annual payment	14,621
2029
Disclosure of commitments [line items]
Electrical energy consumption commitment annual payment	$ 43,797